Investments in Associates and Joint Ventures (Details) - Schedule of Movement of the Investments in Associates - Associates [member] - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in Associates and Joint Ventures (Details) - Schedule of Movement of the Investments in Associates [Line Items]
Balance at beginning		S/ 2,753	S/ 22,047	S/ 27,246
Impairment of investment	[1]		(14,804)
Decrease in capital			(2,937)
Equity interest in results		73	(1,144)	(3,693)
Dividends received		(723)	(380)	(1,483)
Conversion adjustment			(29)	(23)
Balance of ending		S/ 2,103	S/ 2,753	S/ 22,047

[1]	Concesionaria Chavimochic S.A.C.